Long-Term Debt Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 1,249,153	$ 981,151	$ 1,445,127	$ 1,112,895
Long-term debt current and non-current, gross	1,250,049
2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	896
2022 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	896
2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	459,719
2024 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	335,995
Thereafter [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 452,543